Comprehensive Income or Loss - Income Tax Effects of Components of Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments:
(Provision) benefit arising during the period	$ (0.2)	$ 1.0	$ 1.0
Reclassification of benefit into earnings	(1.9)	(2.9)	(2.6)
Defined benefit plans:
Benefit arising during the period	2.7	7.2	4.9
Reclassification of benefit into earnings	$ (0.2)	$ (0.2)